Earnings (Loss) Per Share - Additional Information (Detail) - Class A	12 Months Ended
Dec. 31, 2019 shares
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards (in shares)	7,300
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards (in shares)	500,000